UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number [811-22548]

Wall Street EWM Funds Trust
 (Exact name of registrant as specified in charter)

55 E. 52nd Street, 23rd Floor
New York, NY  10055
  (Address of principal executive offices) (Zip code)

Frederick Taylor, President
Wall Street EWM Funds Trust
55 E. 52nd Street, 23rd Floor
New York, NY  10055
  (Name and address of agent for service)

(646) 265-2380
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2018

Date of reporting period:  September 30, 2018

Item 1. Schedule of Investments.

Evercore Equity Fund

Schedule of Investments

September 30, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.1%
Chemicals - 2.6%
Celanese Corp.	36,970	$4,214,580

Containers & Packaging - 2.5%
WestRock Co.	76,240	4,074,266

Diversified - 2.2%
3M Co.	16,750	3,529,393

Electrical Equipment - 4.5%
A.O. Smith Corp.	64,200	3,426,354
Roper Industries, Inc.	12,950	3,835,919
		7,262,273
Energy Equipment & Services - 3.1%
Core Laboratories NV (a)	25,100	2,907,333
Schlumberger Ltd. (a)	34,520	2,102,958
		5,010,291
Financial Services - 13.8%
BlackRock, Inc.	6,410	3,021,225
East West Bancorp, Inc.	55,110	3,326,991
Mastercard, Inc.	32,040	7,132,424
Synchrony Financial	110,220	3,425,638
The Blackstone Group LP	143,590	5,467,907
		22,374,185
Food Products - 2.0%
Lamb Weston Holdings, Inc.	49,820	3,318,012

Forest Products - 2.3%
Weyerhaeuser Co. - REIT	113,760	3,671,035

Health Care Services - 7.8%
Thermo Fisher Scientific, Inc.	25,270	6,167,901
UnitedHealth Group, Inc.	24,540	6,528,622
		12,696,523
Insurance - 2.3%
Chubb Ltd. (a)	28,170	3,764,639

Leisure Products - 2.1%
Royal Caribbean Cruises Ltd. (a)	26,000	3,378,440

Machinery - 1.5%
Welbilt, Inc. (b)	113,260	2,364,869

Office Equipment - 3.5%
Apple, Inc.	24,970	5,636,728

Property Management - 2.7%
CBRE Group, Inc. - Class A (b)	100,220	4,419,702

Restaurants - 2.1%
Domino's Pizza, Inc.	11,500	3,390,200

Retail - 2.8%
TJX Companies, Inc.	40,000	4,480,800

Semiconductors - 6.4%
Applied Materials, Inc.	60,000	2,319,000
IPG Photonics Corp. (b)	20,500	3,199,435
Texas Instruments, Inc.	45,500	4,881,695
		10,400,130
Services - 10.7%
Accenture PLC - Class A (a)	26,590	4,525,618
Alphabet, Inc. - Class A (b)	1,700	2,052,036
Alphabet, Inc. - Class C (b)	3,317	3,958,740
Amazon.com, Inc. (b)	3,450	6,910,350
		17,446,744
Software - 8.3%
Adobe Systems, Inc. (b)	15,240	4,114,038
Ansys, Inc. (b)	16,290	3,041,017
Microsoft Corp.	55,310	6,325,805
		13,480,860
Specialty Retail - 11.5%
Alibaba Group Holding Ltd. - (a)(b)	19,470	3,207,877
AutoZone, Inc. (b)	5,200	4,033,640
Dorman Products, Inc. (b)	43,000	3,307,560
Home Depot, Inc.	25,270	5,234,681
Nike, Inc. - Class B	33,750	2,859,300
		18,643,058
Telecommunications - 2.4%
American Tower Corp. - REIT	27,110	3,939,083

TOTAL COMMON STOCKS (Cost $84,154,295)		157,495,811

SHORT TERM INVESTMENT - 2.9%
Invesco Government & Agency Portfolio, Institutional Class, 1.97% (c)	4,777,366	4,777,366
SHORT TERM INVESTMENT (Cost $4,777,366)		4,777,366

Total Investments (Cost $88,931,661) - 100.0%		$162,273,177
Liabilities in Excess of Other Assets - 0.0%		(55,828)
TOTAL NET ASSETS - 100.0%		$162,217,349

(a)	Foreign Domiciled
(b)	Non-income producing security
(c)	The rate shown is the annualized seven day effective yield as of September 30, 2018.
REIT - Real Estate Investment Trust

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of September 30, 2018:

	Level 1	Level 2	Level 3	Total
Common Stocks	$157,495,811	$—	$—	$157,495,811
Short-Term Investment	4,777,366	—	—	4,777,366
Total Investments	$162,273,177	$—	$—	$162,273,177

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                       Wall Street EWM Funds Trust

By (Signature and Title) /s/ Frederick Taylor
Frederick Taylor, President

Date                                           11/19/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Frederick Taylor
 Frederick Taylor, President

Date                                         11/19/2018

By (Signature and Title)* /s/ Bill Rouse
  Bill Rouse, Treasurer

Date                                        11/20/2018

* Print the name and title of each signing officer under his or her signature.